Depreciation Amortization and Impairment - Schedule of Assumptions Used in Calculating the Recoverable Amount (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Discount rate	11.30%	11.99%
Chile [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Perpetuity rate	5.20%	5.20%
Projected inflation rate	3.00%	3.00%
Discount rate	10.00%	10.59%
Colombia [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Perpetuity rate	6.50%	6.50%
Projected inflation rate	3.00%	3.00%
Discount rate	11.30%	11.99%
Bottom of Range [Member] | Chile [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Loans growth	9.05%	9.65%
Solvency index limit	11.40%	12.50%
Bottom of Range [Member] | Colombia [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Perpetuity rate	5.90%	5.90%
Loans growth	9.70%	8.60%
Solvency index limit	10.60%	11.50%
Top of Range [Member] | Chile [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Loans growth	10.28%	11.10%
Solvency index limit	12.40%	14.70%
Top of Range [Member] | Colombia [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Perpetuity rate	7.10%	7.10%
Loans growth	10.30%	10.40%
Solvency index limit	14.00%	4.00%